Related parties - Transactions with related parties (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Joint ventures
Disclosure of transactions between related parties [line items]
Sales And Services, Related Party Transactions	$ 40,324	$ 329,241	$ 76,248
Purchases And Other Assets, Related Party Transactions	703,073	849,754	1,113,782
Associates
Disclosure of transactions between related parties [line items]
Sales And Services, Related Party Transactions	90,184	329,241	76,248
Purchases And Other Assets, Related Party Transactions	733,225	849,754	1,113,782
E2 Energia Eficiente S.A. E.S.P. | Associates
Disclosure of transactions between related parties [line items]
Sales And Services, Related Party Transactions	49,860	0	0
Purchases And Other Assets, Related Party Transactions	2,849	0	0
Gas Natural del Oriente S.A. E.S.P. | Associates
Disclosure of transactions between related parties [line items]
Sales And Services, Related Party Transactions	0	0	0
Purchases And Other Assets, Related Party Transactions	26,141	0	0
Extrucol S.A. | Associates
Disclosure of transactions between related parties [line items]
Sales And Services, Related Party Transactions	0	0	0
Purchases And Other Assets, Related Party Transactions	1,162	0	0
Equion Energia Limited | Joint ventures
Disclosure of transactions between related parties [line items]
Sales And Services, Related Party Transactions	27,595	317,382	67,002
Purchases And Other Assets, Related Party Transactions	356,872	569,105	846,284
Ecodiesel Colombia S.A | Joint ventures
Disclosure of transactions between related parties [line items]
Sales And Services, Related Party Transactions	8,268	8,614	6,860
Purchases And Other Assets, Related Party Transactions	346,201	280,649	267,498
Offshore International Group | Joint ventures
Disclosure of transactions between related parties [line items]
Sales And Services, Related Party Transactions	4,461	3,245	2,386
Purchases And Other Assets, Related Party Transactions	$ 0	$ 0	$ 0